UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       9/30/2009

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Budros, Ruhlin & Roe, Inc
Address:          1801 Watermark Drive, Suite 300
                  Columbus, OH 43215-7088


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Schuman
Title:   Principal and Chief Compliance Officer
Phone:   614-481-6900

Signature, Place, and Date of Signing:

                            Columbus, Ohio
[Signature]                 [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name
28-
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:
                                                ---

Form 13F Information Table Value Total:     $
                                               -------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name


[Repeat as necessary.]

                                            FORM 13F INFORMATION TABLE

                                                                Value      SHARES/  SH  PUT/ OTHER    Investment    VOTING AUTHORITY
Name of Issuer                  Title of Class       Cusip      (x1000)    PRN AMT  PRN CALL MANAGERS Discretion   SOLE  SHARED NONE
3M Company                      COM                  88579Y101       677     9,168                                  9,168
Abbott Laboratories             COM                  002824100     1,378    27,854                                 27,854
Altria GroupInc                 COM                  02209S103       510    28,657                                 28,657
American Express                COM                  025816109     1,151    33,949                                 33,949
Amern Tower Corp Class A        COM                  029912201       204     5,596                                  5,596
Amgen Inc                       COM                  031162100       233     3,876                                  3,876
Apache Corp                     COM                  037411105       282     3,072                                  3,072
Apple Computer Inc              COM                  037833100     1,023     5,520                                  5,520
Arris Group Inc                 COM                  04269Q100       152    11,695                                 11,695
AstraZeneca                     SPONSORED ADR        046353108       515    11,447                                 11,447
AT&T Inc.                       COM                  00206R102       939    34,779                                 34,779
AVX Corp                        COM                  002444107       124    10,425                                 10,425
Baidu Com Inc Adr               SPON ADR REP A       056752108       233       595                                    595
Bank of America Corp            COM                  060505104       328    19,408                                 19,408
Bank of NY Mellon               COM                  064058100       422    14,551                                 14,551
Berkshire Hathaway              CL A                 084990175    33,330    33,000                                 33,000
Berkshire Hathaway Cl B         CL B                 008467020    21,377     6,433                                  6,433
BHP Billiton                    SPONSORED ADR        088606108       463     8,402                                  8,402
Bob Evans Farms                 COM                  096761101       791    27,217                                 27,217
Boeing Co                       COM                  097023105       423     7,803                                  7,803
BP Plc ADR                      SPONSORED ADR        055622104       818    15,374                                 15,374
Bristol-Myers Squibb            COM                  110122108     2,289   101,634                                101,634
Cardinal Health Inc             COM                  14149Y108       242     9,029                                  9,029
Celgene Corp                    COM                  151020104       281     5,023                                  5,023
ChevronTexaco Corp              COM                  166764100     1,706    24,225                                 24,225
Cisco Systems                   COM                  17275R102     2,695   114,478                                114,478
Citigroup                       COM                  172967101       154    31,729                                 31,729
Coca-Cola Co                    COM                  191216100     2,047    38,126                                 38,126
ConocoPhillips                  COM                  20825C104       668    14,790                                 14,790
Costco Whsl Corp New            COM                  22160K105       354     6,282                                  6,282
Covidien Ltd                    COM                  G2552X108     1,394    32,218                                 32,218
CVS Corp                        COM                  126650100       315     8,801                                  8,801
Diageo Plc New Adr              F 1COMr              25243Q205       587     9,540                                  9,540
Dow Chemical                    COM                  260543103       721    27,641                                 27,641
Exxon Mobil Corporation         COM                  30231G102     1,892    27,573                                 27,573
Fifth Third Bancorp             COM                  316773100     2,486   245,379                                245,379
FPL Group                       COM                  302571104       525     9,503                                  9,503
General Dynamics Corp.          COM                  369550108       585     9,058                                  9,058
General Electric                COM                  369604103     3,596   218,983                                218,983
Genuine Parts Co.               COM                  372460105       599    15,750                                 15,750
Gilead Science                  COM                  375558103       244     5,250                                  5,250
Goldman Sachs Group Inc         COM                  38141G104     1,313     7,122                                  7,122
Google Inc Class A              COM                  38259P508       993     2,003                                  2,003
Health Care REIT                COM                  42217K106       493    11,857                                 11,857
Heinz H J Co                    COM                  423074103       621    15,635                                 15,635
Hewlett Packard Company         COM                  428236103     2,346    49,698                                 49,698
Hsbc Hldgs Plc Adr New F        SSPON ADR NEW        404280406       886    15,457                                 15,457
Huntington Bancshares           COM                  446150104       437    92,789                                 92,789
Int'l Bus. Machines             COM                  459200101     3,810    31,849                                 31,849
Intel Corp                      COM                  458140100     2,167   110,738                                110,738
iShares                         Dow Jones Fin. Svcs. 464287770       332     5,977                                  5,977
iShares                         Msci Eafe Fund       464287465       362     7,429                                  7,429
iShares                         Russell 1000 Growth  464287614       918    20,618                                 20,618
iShares                         Russell 1000 Index   464287622    23,903   411,416                                411,416
iShares                         Russell 2000 Index   464287655       829    13,937                                 13,937
iShares                         S&P 500 Index        464287200     4,895    46,172                                 46,172
iShares                         S&P Midcap 400       464287507       684     9,927                                  9,927
iShares                         S&P Smallcap 600     464287804       306     5,841                                  5,841
iShares                         Xinhua China 25
                                Index                464287184    17,690   432,301                                432,301
Itemus INC                      COM                  46564Q103         0    29,915                                 29,915
Johnson & Johnson               COM                  478160104     1,574    25,857                                 25,857
JP Morgan Chase & Co.           COM                  46625H100     4,449   101,535                                101,535
Kimberly-Clark                  COM                  494368103       606    10,277                                 10,277
Kraft Foods Inc                 CL A                 50075N104       625    23,772                                 23,772
Kroger Co                       COM                  501044101       399    19,354                                 19,354
Lilly (Eli) & Company           COM                  532457108     1,534    46,431                                 46,431
Mastercard Inc                  CL A                 57636Q104       421     2,084                                  2,084
McDonald's Corp                 COM                  580135101     3,216    56,359                                 56,359
Medcohealth Solutions           COM                  58405U102       510     9,229                                  9,229
Merck & Co                      COM                  589331107     2,225    70,349                                 70,349
Mettler Toledo Intl Incf        COM                  592688105       332     3,668                                  3,668
Microsoft Corp                  COM                  594918104     2,369    92,099                                 92,099
Miller (Herman) Inc.            COM                  600544100       391    23,106                                 23,106
Monsanto Co New Del             COM                  61166W101       219     2,830                                  2,830
Morgan Stanley Group            COM NEW              617446448       302     9,770                                  9,770
Motorola Inc                    COM                  620076109       937   109,089                                109,089
MS India Investment Fund        COM                  61745C105       313    14,768                                 14,768
MVC Capital                     COM                  553829102       167    19,017                                 19,017
Nike Inc  Cl B                  CL B                 654106103       535     8,270                                  8,270
Nokia Corp Spon Adr             SPONSORED ADR        654902204       508    34,753                                 34,753
Norfolk Southern Corp           COM                  655844108       362     8,391                                  8,391
Oracle Sys Corp                 COM                  68389X105       298    14,278                                 14,278
Park National Corp              COM                  700658107     1,418    24,307                                 24,307
PepsiCo Inc                     COM                  713448108       387     6,589                                  6,589
Petrochina Co ADR               SPONSORED ADR        71646e100       235     2,065                                  2,065
Petroleo Brasileiro SA          SPONSORED ADR        71654V408       657    14,304                                 14,304
Pfizer Incorporated             COM                  717081103     1,435    86,720                                 86,720
Philip Morris Internationa      COM                  718172109       632    12,958                                 12,958
PNC Bank Corp                   COM                  693475105       330     6,787                                  6,787
PowerShares DB Com Index        TUNIT BEN INT        73935S105       273    12,396                                 12,396
PPG Industries                  COM                  693506107       409     7,028                                  7,028
Praxair Incorporated            COM                  74005P104       725     8,881                                  8,881
Procter & Gamble                COM                  742718109     7,756   133,901                                133,901
Qualcomm Inc                    COM                  747525103     1,000    22,235                                 22,235
Schlumberger Ltd                COM                  806857108       237     3,978                                  3,978
SPDR Series Trust               SPDR KBW BK ETF      78464A797       346    14,816                                 14,816
SPDR INDEX SHS FDS              S&P CHINA ETF        78463X400       221     3,310                                  3,310
SPDR INDEX SHS FDS              ASIA PACIF ETF       78463X301     1,225    17,604                                 17,604
Starbucks Corp                  COM                  855244109     1,681    81,390                                 81,390
Sycamore Networks Inc           COM                  871206108        30    10,050                                 10,050
Taiwan Semiconductor Spons      SPONSORED ADR        874039100       173    15,768                                 15,768
Tellabs Inc                     COM                  879664100       105    15,200                                 15,200
The Travelers Companies In      COM                  89417E109       407     8,257                                  8,257
Tim Hortons Inc                 COM                  88706M103       461    16,280                                 16,280
Time Warner Cable Inc           COM                  88732J207       360     8,347                                  8,347
Time Warner Inc.                COM                  887317105     1,042    36,206                                 36,206
Transocean Sedco Forex F        REG SHS              H8817H100       873    10,208                                 10,208
Unilever N.V.                   SPON ADR NEW         904784709       642    22,260                                 22,260
Union Pacific Corp              COM                  907818108       790    13,531                                 13,531
US Bancorp                      COM NEW              902973304     3,339   152,760                                152,760
Verizon Communications          COM                  92343V104       690    22,790                                 22,790
Visa                            COM                  92826C839       581     8,405                                  8,405
Vodafone Group Plc Adr F        SPON ADR NEW         92857W209       639    28,389                                 28,389
Vulcan Int'l Corp               COM                  929136109       351     9,240                                  9,240
Wal-Mart Stores Inc             COM                  931142103     1,898    38,666                                 38,666
Walt Disney Holding Co          COM DISNEY           254687106     1,621    59,020                                 59,020
Wells Fargo & Co New            COM                  949746101     2,450    86,953                                 86,953
Wendy's/Arby's Group            COM                  950587105       570   120,415                                120,415
Wesbanco Inc                    COM                  950810101     1,253    81,017                                 81,017
Wheelock & Co Ltd Ord           COM                  Y9553V106       157    48,000                                 48,000
Worthington Industries          COM                  981811102       416    29,900                                 29,900
Y R C Worldwide Inc             COM                  984249102       186    41,742                                 41,742
Yahoo! Inc                      COM                  984332106       212    11,931                                 11,931
YUM Brands Inc.                 COM                  988498101       455    13,488                                 13,488
